Schedule of Investments (unaudited)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Lamar Media Corp.
3.63%, 01/15/31	$240	$220,786
3.75%, 02/15/28	240	231,836
4.00%, 02/15/30	181	171,741
4.88%, 01/15/29	175	171,860
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	200	209,994
		1,006,217
Aerospace & Defense — 1.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	239	245,228
Moog Inc., 4.25%, 12/15/27(a)	220	214,942
Spirit AeroSystems Inc., 9.38%, 11/30/29(a)	360	380,390
TransDigm Inc.
6.00%, 01/15/33(a)	490	492,420
6.38%, 03/01/29(a)	1,069	1,094,069
6.63%, 03/01/32(a)	885	910,018
6.75%, 08/15/28(a)	836	853,022
6.88%, 12/15/30(a)	583	604,205
7.13%, 12/01/31(a)	345	359,230
		5,153,524
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	222	221,689
6.00%, 06/15/30(a)	336	338,148
Turning Point Brands Inc., 7.63%, 03/15/32(a)	130	136,179
		696,016
Airlines — 0.8%
Air Canada, 3.88%, 08/15/26(a)	340	336,352
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	230	229,857
American Airlines Inc.
7.25%, 02/15/28(a)(b)	321	327,553
8.50%, 05/15/29(a)(b)	425	444,178
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	1,045	1,044,372
		2,382,312
Apparel — 0.4%
Kontoor Brands Inc., 4.13%, 11/15/29(a)	180	167,191
Levi Strauss & Co., 3.50%, 03/01/31(a)	225	205,983
VF Corp.
2.80%, 04/23/27	225	214,799
2.95%, 04/23/30	275	233,101
6.00%, 10/15/33(b)	85	78,327
6.45%, 11/01/37	90	79,402
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	195	193,369
		1,172,172
Auto Manufacturers — 1.7%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	420	383,854
4.75%, 10/01/27(a)	185	183,140
5.88%, 06/01/29(a)	172	173,097
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	165	161,927
5.50%, 07/15/29(a)	185	184,304
5.88%, 01/15/28(a)	260	260,792
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	130	117,456
2.75%, 03/09/28(a)	230	213,208
5.30%, 09/13/27(a)	130	129,025
Security	Par (000)	Value
Auto Manufacturers (continued)
5.55%, 09/13/29(a)	$115	$112,131
7.05%, 09/15/28(a)	285	293,625
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	975	951,157
4.81%, 09/17/30(a)	945	868,494
7.50%, 07/17/30(a)	400	412,677
8.13%, 07/17/35(a)	300	314,934
		4,759,821
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)	223	228,266
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(c)	220	221,450
Dana Inc.
4.25%, 09/01/30(b)	169	166,310
4.50%, 02/15/32(b)	140	136,618
5.38%, 11/15/27	122	122,214
5.63%, 06/15/28	110	110,061
Forvia SE, 8.00%, 06/15/30(a)	170	177,067
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(d)	180	180,215
7.75%, 11/15/30, (7.75 % in Cash and 8.5 % in PIK)(a)(d)	155	159,095
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(a)(d)	165	169,632
Phinia Inc.
6.63%, 10/15/32(a)	200	203,738
6.75%, 04/15/29(a)	215	221,254
ZF North America Capital Inc.
6.75%, 04/23/30(a)	335	318,791
6.88%, 04/14/28(a)	185	184,659
6.88%, 04/23/32(a)	290	270,606
7.13%, 04/14/30(a)(b)	210	203,553
		3,073,529
Banks — 0.4%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	395	435,203
Popular Inc., 7.25%, 03/13/28	180	188,246
Standard Chartered PLC, 7.01%(a)(c)(e)	325	335,270
Walker & Dunlop Inc., 6.63%, 04/01/33(a)(b)	170	173,320
		1,132,039
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc., 4.38%, 04/30/29(a)	325	313,496
Building Materials — 3.1%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	165	160,068
Builders FirstSource Inc.
4.25%, 02/01/32(a)	480	442,991
5.00%, 03/01/30(a)(b)	245	239,825
6.38%, 06/15/32(a)(b)	217	221,906
6.38%, 03/01/34(a)	390	395,736
6.75%, 05/15/35(a)(b)	290	297,337
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	1,072	1,093,021
6.75%, 07/15/31(a)(b)	200	205,974
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	95	94,279
Knife River Corp., 7.75%, 05/01/31(a)	188	197,262
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	170	161,498
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	260	264,222

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	$260	$265,456
Quikrete Holdings Inc., 6.38%, 03/01/32(a)	1,528	1,567,109
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)(b)	360	358,811
8.88%, 11/15/31(a)	475	499,884
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	225	227,143
Standard Industries Inc./New York
3.38%, 01/15/31(a)	449	401,105
4.38%, 07/15/30(a)	610	577,511
4.75%, 01/15/28(a)	415	409,298
5.00%, 02/15/27(a)	371	370,812
6.50%, 08/15/32(a)	304	310,432
		8,761,680
Chemicals — 3.6%
Ashland Inc.
3.38%, 09/01/31(a)(b)	160	140,881
6.88%, 05/15/43(b)	138	142,376
Avient Corp.
6.25%, 11/01/31(a)	270	270,960
7.13%, 08/01/30(a)	305	313,287
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	220	228,786
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	230	215,606
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	215	213,104
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	310	313,488
6.67%, 07/15/27	557	570,831
6.75%, 04/15/33(b)	415	418,564
6.83%, 07/15/29	315	327,211
6.85%, 11/15/28	325	338,333
6.88%, 07/15/32(b)	320	331,289
7.05%, 11/15/30	420	437,398
7.20%, 11/15/33(b)	415	433,263
Element Solutions Inc., 3.88%, 09/01/28(a)	340	327,538
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.366%)(c)	310	320,488
HB Fuller Co.
4.00%, 02/15/27	130	127,578
4.25%, 10/15/28	145	139,843
Huntsman International LLC
2.95%, 06/15/31	150	126,183
4.50%, 05/01/29	275	261,374
5.70%, 10/15/34	125	115,196
INEOS Finance PLC
6.75%, 05/15/28(a)	135	132,951
7.50%, 04/15/29(a)	300	297,788
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)	190	193,462
Ingevity Corp., 3.88%, 11/01/28(a)(b)	250	237,899
Methanex Corp.
5.13%, 10/15/27(b)	295	293,519
5.25%, 12/15/29(b)	280	277,335
5.65%, 12/01/44	95	74,022
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	260	257,724
Minerals Technologies Inc., 5.00%, 07/01/28(a)	140	137,820
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	261	249,255
5.25%, 06/01/27(a)	435	433,310
7.00%, 12/01/31(a)(b)	180	187,902
8.50%, 11/15/28(a)	115	120,769
Security	Par (000)	Value
Chemicals (continued)
9.00%, 02/15/30(a)	$192	$206,312
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	175	162,348
Olin Corp.
5.00%, 02/01/30(b)	173	165,690
5.63%, 08/01/29(b)	293	289,198
6.63%, 04/01/33(a)	260	253,006
SNF Group SACA
3.13%, 03/15/27(a)	145	140,038
3.38%, 03/15/30(a)	155	142,337
		10,366,262
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	175	184,931
SunCoke Energy Inc., 4.88%, 06/30/29(a)	212	193,867
		378,798
Commercial Services — 5.0%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	390	373,086
4.88%, 07/15/32(a)	266	252,785
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	170	167,957
Albion Financing 1 SARL / Aggreko Holdings Inc., 7.00%, 05/21/30(a)	525	540,375
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	144	132,257
4.63%, 10/01/27(a)	191	186,755
APi Group DE Inc.
4.13%, 07/15/29(a)	130	123,503
4.75%, 10/15/29(a)	132	127,147
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	440	444,129
Block Inc.
3.50%, 06/01/31	410	375,748
6.50%, 05/15/32	742	761,432
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	875	925,147
Brink's Co. (The)
4.63%, 10/15/27(a)	255	251,242
6.50%, 06/15/29(a)	120	122,940
6.75%, 06/15/32(a)(b)	190	195,701
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)	366	349,852
CoreCivic Inc., 8.25%, 04/15/29	200	211,480
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	209	213,333
Deluxe Corp., 8.13%, 09/15/29(a)	200	205,897
GEO Group Inc. (The), 8.63%, 04/15/29	250	265,431
Grand Canyon University, 5.13%, 10/01/28(b)	165	159,245
Herc Holdings Inc.
5.50%, 07/15/27(a)	486	484,044
6.63%, 06/15/29(a)	340	348,089
7.00%, 06/15/30(a)	620	640,792
7.25%, 06/15/33(a)	445	460,804
Korn Ferry, 4.63%, 12/15/27(a)	170	167,188
OT Midco Inc., 10.00%, 02/15/30(a)	195	158,921
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	375	361,517
Service Corp. International/U.S.
3.38%, 08/15/30(b)	324	295,253
4.00%, 05/15/31	298	276,437
4.63%, 12/15/27	185	183,112
5.13%, 06/01/29(b)	284	281,418
5.75%, 10/15/32(b)	325	325,770

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)	$620	$640,457
TriNet Group Inc.
3.50%, 03/01/29(a)	165	153,468
7.13%, 08/15/31(a)	190	195,519
United Rentals North America Inc.
3.75%, 01/15/32(b)	232	211,324
3.88%, 11/15/27	313	304,882
3.88%, 02/15/31	420	391,885
4.00%, 07/15/30	318	300,846
4.88%, 01/15/28	614	610,219
5.25%, 01/15/30(b)	283	282,250
5.50%, 05/15/27	140	140,029
6.13%, 03/15/34(a)	450	461,386
WEX Inc., 6.50%, 03/15/33(a)(b)	220	222,822
		14,283,874
Computers — 1.0%
ASGN Inc., 4.63%, 05/15/28(a)	230	223,923
CACI International Inc., 6.38%, 06/15/33(a)	390	398,791
Crane NXT Co., 4.20%, 03/15/48(b)	155	90,622
Crowdstrike Holdings Inc., 3.00%, 02/15/29	305	285,455
Insight Enterprises Inc., 6.63%, 05/15/32(a)	206	210,661
KBR Inc., 4.75%, 09/30/28(a)	109	105,049
NCR Atleos Corp., 9.50%, 04/01/29(a)	514	556,844
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	134	128,052
5.75%, 12/01/34(a)(b)	143	134,463
5.88%, 07/15/30(a)	105	106,071
8.25%, 12/15/29(a)(b)	150	159,882
8.50%, 07/15/31(a)(b)	154	162,643
9.63%, 12/01/32(a)	213	239,886
		2,802,342
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	195	184,418
5.50%, 06/01/28(a)(b)	285	282,857
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	305	297,404
4.90%, 12/15/44	145	115,972
6.13%, 09/30/32	235	237,459
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	220	201,323
5.13%, 01/15/28(a)	170	168,583
		1,488,016
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)	180	169,643
4.00%, 01/15/28(a)	275	267,680
RB Global Holdings Inc.
6.75%, 03/15/28(a)	229	234,414
7.75%, 03/15/31(a)	335	351,077
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	135	126,261
6.50%, 07/15/32(a)(b)	200	202,888
		1,351,963
Diversified Financial Services — 7.1%
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(c)	230	228,307
6.70%, 02/14/33(b)	152	157,847
Security	Par (000)	Value
Diversified Financial Services (continued)
Azorra Finance Ltd.
7.25%, 01/15/31(a)	$125	$127,579
7.75%, 04/15/30(a)	240	249,964
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	280	300,375
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	155	154,576
6.88%, 04/15/30(a)	165	164,604
7.50%, 07/15/33(a)	200	201,300
9.25%, 07/01/31(a)	280	296,091
Credit Acceptance Corp.
6.63%, 03/15/30(a)	205	207,597
9.25%, 12/15/28(a)	215	227,381
Encore Capital Group Inc.
8.50%, 05/15/30(a)	165	174,655
9.25%, 04/01/29(a)	205	215,914
EZCORP Inc., 7.38%, 04/01/32(a)	145	151,012
GGAM Finance Ltd.
5.88%, 03/15/30(a)	180	179,783
6.88%, 04/15/29(a)	140	144,230
8.00%, 02/15/27(a)	210	216,246
8.00%, 06/15/28(a)	258	272,912
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	450	464,687
goeasy Ltd.
7.38%, 10/01/30(a)	170	173,334
7.63%, 07/01/29(a)(b)	257	264,645
9.25%, 12/01/28(a)	153	161,946
Series 144*, 6.88%, 05/15/30(a)(b)	125	125,241
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	230	220,291
6.13%, 11/01/32(a)	630	625,064
6.75%, 05/01/33(a)	505	516,807
7.13%, 04/30/31(a)	527	544,299
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	400	385,738
6.63%, 10/15/31(a)	225	223,856
Jefferson Capital Holdings LLC
6.00%, 08/15/26(a)	90	89,751
8.25%, 05/15/30(a)	215	224,319
9.50%, 02/15/29(a)	180	189,948
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	185	173,323
6.50%, 05/01/28(a)	355	351,939
Navient Corp.
4.88%, 03/15/28	186	181,504
5.00%, 03/15/27(b)	215	212,632
5.50%, 03/15/29(b)	315	308,148
5.63%, 08/01/33(b)	230	207,238
7.88%, 06/15/32(b)	200	208,244
9.38%, 07/25/30(b)	178	194,521
11.50%, 03/15/31	198	222,760
OneMain Finance Corp.
3.50%, 01/15/27	317	309,314
3.88%, 09/15/28	180	171,667
4.00%, 09/15/30	361	330,821
5.38%, 11/15/29	315	308,871
6.13%, 05/15/30	115	115,193
6.63%, 01/15/28	320	327,671
6.63%, 05/15/29	335	342,131
6.75%, 03/15/32(b)	175	177,571
7.13%, 11/15/31	270	278,728
7.13%, 09/15/32	350	360,725

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
7.50%, 05/15/31	$240	$250,120
7.88%, 03/15/30	280	294,745
9.00%, 01/15/29(b)	183	192,023
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	205	196,341
5.75%, 09/15/31(a)	225	220,157
6.88%, 05/15/32(a)(b)	355	361,690
6.88%, 02/15/33(a)	260	264,995
7.13%, 11/15/30(a)	245	252,546
7.88%, 12/15/29(a)	315	332,445
PRA Group Inc.
5.00%, 10/01/29(a)(b)	154	142,280
8.38%, 02/01/28(a)	180	184,131
8.88%, 01/31/30(a)(b)	217	225,365
Rocket Companies Inc.
6.13%, 08/01/30(a)	810	821,302
6.38%, 08/01/33(a)(b)	770	785,387
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	359	350,050
3.63%, 03/01/29(a)	299	282,446
3.88%, 03/01/31(a)	475	438,148
4.00%, 10/15/33(a)(b)	332	293,730
SLM Corp.
3.13%, 11/02/26	189	184,653
6.50%, 01/31/30	190	197,364
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	115	117,066
StoneX Group Inc., 7.88%, 03/01/31(a)	205	215,362
Synchrony Financial, 7.25%, 02/02/33(b)	310	325,772
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	252	246,491
5.75%, 06/15/27(a)	180	179,980
UWM Holdings LLC, 6.63%, 02/01/30(a)	313	313,138
		20,331,027
Electric — 4.7%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(c)	190	183,069
7.60%, 01/15/55, (5-year CMT + 3.201%)(c)	380	383,817
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(c)	310	300,930
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	155	149,681
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	320	323,237
Calpine Corp.
3.75%, 03/01/31(a)	264	248,202
4.50%, 02/15/28(a)	506	500,499
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	360	328,593
3.75%, 01/15/32(a)	110	97,714
4.75%, 03/15/28(a)	330	324,462
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	210	215,250
DPL Inc., 4.35%, 04/15/29(b)	123	119,951
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(c)	195	186,908
8.13%, 06/15/53, (5-year CMT + 3.864%)(c)	184	180,426
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(c)(e)	570	653,149
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(c)	210	219,414
Security	Par (000)	Value
Electric (continued)
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	$180	$168,665
Lightning Power LLC, 7.25%, 08/15/32(a)	599	626,235
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	155	145,509
3.63%, 02/15/31(a)	420	384,472
3.88%, 02/15/32(a)	132	120,594
5.25%, 06/15/29(a)	230	227,446
5.75%, 01/15/28	365	366,118
5.75%, 07/15/29(a)	354	350,862
6.00%, 02/01/33(a)	355	355,963
6.25%, 11/01/34(a)	356	360,721
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	269	260,791
PG&E Corp.
5.00%, 07/01/28	381	371,732
5.25%, 07/01/30	367	352,029
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	454	482,452
TransAlta Corp.
6.50%, 03/15/40	115	111,525
7.75%, 11/15/29	185	192,760
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	485	469,968
5.00%, 07/31/27(a)	485	482,401
5.50%, 09/01/26(a)	245	244,867
5.63%, 02/15/27(a)	505	504,419
6.88%, 04/15/32(a)	409	424,970
7.75%, 10/15/31(a)	548	579,999
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	154	150,305
4.50%, 09/15/27(a)(b)	233	225,563
7.25%, 01/15/29(a)(b)	290	295,743
8.38%, 01/15/31(a)(b)	270	283,203
8.63%, 03/15/33(a)(b)	390	413,078
		13,367,692
Electrical Components & Equipment — 0.6%
EnerSys
4.38%, 12/15/27(a)(b)	106	104,123
6.63%, 01/15/32(a)	110	113,042
WESCO Distribution Inc.
6.38%, 03/15/29(a)	373	382,584
6.38%, 03/15/33(a)	332	339,888
6.63%, 03/15/32(a)	346	357,006
7.25%, 06/15/28(a)	395	400,260
		1,696,903
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31(a)(b)	140	129,210
Coherent Corp., 5.00%, 12/15/29(a)(b)	410	401,263
Imola Merger Corp., 4.75%, 05/15/29(a)	800	776,184
Sensata Technologies BV
4.00%, 04/15/29(a)	415	394,428
5.88%, 09/01/30(a)	165	165,133
Sensata Technologies Inc.
3.75%, 02/15/31(a)	314	286,492
4.38%, 02/15/30(a)	142	135,880
6.63%, 07/15/32(a)	155	158,378
TTM Technologies Inc., 4.00%, 03/01/29(a)	210	199,882
		2,646,850

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	$275	$263,613
5.00%, 01/31/28(a)	262	258,472
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	226	221,712
		743,797
Engineering & Construction — 0.8%
AECOM, 6.00%, 08/01/33(a)	390	393,171
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	150	152,156
Dycom Industries Inc., 4.50%, 04/15/29(a)	213	206,458
Fluor Corp., 4.25%, 09/15/28	235	231,221
Global Infrastructure Solutions Inc.
5.63%, 06/01/29(a)	150	149,222
7.50%, 04/15/32(a)	115	118,139
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	370	381,877
TopBuild Corp.
3.63%, 03/15/29(a)	165	155,474
4.13%, 02/15/32(a)	205	188,933
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	185	178,016
		2,154,667
Entertainment — 2.7%
Brightstar Lottery PLC
5.25%, 01/15/29(a)	325	322,521
6.25%, 01/15/27(a)	220	222,241
Caesars Entertainment Inc.
6.50%, 02/15/32(a)(b)	563	574,157
7.00%, 02/15/30(a)	767	791,185
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	215	208,965
6.50%, 05/15/27(a)	385	389,393
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	305	271,280
4.63%, 04/06/31(a)	105	86,988
8.45%, 07/27/30(a)	120	119,469
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	355	361,499
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	155	153,281
Vail Resorts Inc.
5.63%, 07/15/30(a)(b)	30	30,165
6.50%, 05/15/32(a)	245	251,798
Voyager Parent LLC, 9.25%, 07/01/32(a)	690	729,912
Warnermedia Holdings Inc.
4.05%, 03/15/29	200	187,788
4.28%, 03/15/32	1,000	839,740
5.05%, 03/15/42	1,375	919,119
5.14%, 03/15/52	250	154,407
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	270	267,918
6.25%, 03/15/33(a)	330	330,968
7.13%, 02/15/31(a)(b)	370	393,535
		7,606,329
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27(a)	175	173,563
5.13%, 07/15/29(a)	152	149,490
6.38%, 02/01/31(a)	214	218,505
Security	Par (000)	Value
Environmental Control (continued)
GFL Environmental Inc.
4.00%, 08/01/28(a)	$305	$295,606
4.38%, 08/15/29(a)	175	169,417
4.75%, 06/15/29(a)	270	263,987
6.75%, 01/15/31(a)	364	377,227
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	230	237,627
		1,885,422
Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	550	518,682
4.63%, 01/15/27(a)	550	545,543
4.88%, 02/15/30(a)	310	302,164
5.88%, 02/15/28(a)	270	269,787
6.25%, 03/15/33(a)	190	193,662
6.50%, 02/15/28(a)(b)	319	323,950
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	164	152,308
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	400	380,527
4.38%, 01/31/32(a)	297	277,505
4.88%, 05/15/28(a)	191	188,972
Performance Food Group Inc.
4.25%, 08/01/29(a)	324	311,505
5.50%, 10/15/27(a)	435	434,331
6.13%, 09/15/32(a)	423	429,551
Pilgrim's Pride Corp.
3.50%, 03/01/32	343	308,030
4.25%, 04/15/31	235	224,616
6.25%, 07/01/33	375	394,150
6.88%, 05/15/34	210	229,706
Post Holdings Inc., 6.25%, 02/15/32(a)	425	432,938
Safeway Inc., 7.25%, 02/01/31	127	136,011
U.S. Foods Inc.
4.63%, 06/01/30(a)	162	156,054
4.75%, 02/15/29(a)	380	372,148
5.75%, 04/15/33(a)	220	217,977
6.88%, 09/15/28(a)	170	175,079
7.25%, 01/15/32(a)(b)	150	156,279
		7,131,475
Gas — 0.5%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(c)	355	357,720
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	485	523,773
7.75%, 05/01/35(a)	465	509,857
		1,391,350
Health Care - Products — 1.5%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	316	298,020
4.63%, 07/15/28(a)	600	586,556
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 2.769%)(c)	230	231,887
Hologic Inc.
3.25%, 02/15/29(a)	260	246,210
4.63%, 02/01/28(a)	180	177,319
Medline Borrower LP, 3.88%, 04/01/29(a)	1,701	1,622,201
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	557	567,941

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Teleflex Inc.
4.25%, 06/01/28(a)	$227	$219,834
4.63%, 11/15/27	193	189,837
		4,139,805
Health Care - Services — 3.5%
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	220	207,243
4.00%, 03/15/31(a)	210	192,707
4.25%, 05/01/28(a)	178	172,545
DaVita Inc.
3.75%, 02/15/31(a)	574	520,537
4.63%, 06/01/30(a)	1,039	990,798
6.75%, 07/15/33(a)	375	386,734
6.88%, 09/01/32(a)	369	379,381
Encompass Health Corp.
4.50%, 02/01/28	307	301,851
4.63%, 04/01/31(b)	155	148,039
4.75%, 02/01/30(b)	310	303,009
IQVIA Inc.
5.00%, 10/15/26(a)	310	309,239
5.00%, 05/15/27(a)	445	442,442
6.25%, 06/01/32(a)	790	810,109
6.50%, 05/15/30(a)	215	221,673
Molina Healthcare Inc.
3.88%, 11/15/30(a)	213	192,333
3.88%, 05/15/32(a)(b)	315	274,991
4.38%, 06/15/28(a)	325	311,050
6.25%, 01/15/33(a)	320	315,715
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)	145	141,998
Tenet Healthcare Corp.
4.25%, 06/01/29	419	404,358
4.38%, 01/15/30	610	586,479
4.63%, 06/15/28	258	253,613
5.13%, 11/01/27	445	443,199
6.13%, 06/15/30	803	810,250
6.75%, 05/15/31	543	558,720
Toledo Hospital (The)
4.98%, 11/15/45(b)	130	105,307
6.02%, 11/15/48	130	119,275
Series B, 5.33%, 11/15/28	149	149,065
		10,052,660
Holding Companies - Diversified — 0.3%
Prospect Capital Corp.
3.36%, 11/15/26(b)	125	119,836
3.44%, 10/15/28(b)	145	130,935
Stena International SA
7.25%, 01/15/31(a)	280	284,529
7.63%, 02/15/31(a)	170	174,723
		710,023
Home Builders — 1.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/33(a)	180	179,615
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	130	122,827
4.63%, 04/01/30(a)	175	164,107
Century Communities Inc.
3.88%, 08/15/29(a)	213	196,353
6.75%, 06/01/27	155	155,098
Dream Finders Homes Inc., 8.25%, 08/15/28(a)(b)	110	113,848
Security	Par (000)	Value
Home Builders (continued)
Forestar Group Inc.
5.00%, 03/01/28(a)	$130	$129,015
6.50%, 03/15/33(a)	215	215,837
Installed Building Products Inc., 5.75%, 02/01/28(a)	120	119,667
KB Home
4.00%, 06/15/31(b)	172	157,881
4.80%, 11/15/29	148	144,628
6.88%, 06/15/27	85	86,832
7.25%, 07/15/30	144	148,247
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	118	107,574
7.00%, 11/15/32(a)(b)	180	173,250
8.75%, 12/15/28(a)	126	132,152
M/I Homes Inc.
3.95%, 02/15/30	140	129,713
4.95%, 02/01/28	160	158,416
Mattamy Group Corp.
4.63%, 03/01/30(a)	235	225,449
5.25%, 12/15/27(a)	180	178,706
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	210	204,973
4.75%, 04/01/29	90	87,098
STL Holding Co. LLC, 8.75%, 02/15/29(a)	118	122,512
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	225	222,115
5.75%, 01/15/28(a)	180	181,495
5.88%, 06/15/27(a)	174	175,237
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	225	211,112
Tri Pointe Homes Inc.
5.25%, 06/01/27	137	135,812
5.70%, 06/15/28	160	161,647
		4,541,216
Home Furnishings — 0.7%
Somnigroup International Inc.
3.88%, 10/15/31(a)	310	279,863
4.00%, 04/15/29(a)	293	278,266
Whirlpool Corp.
2.40%, 05/15/31	115	96,241
4.50%, 06/01/46(b)	175	130,557
4.60%, 05/15/50(b)	185	137,748
4.70%, 05/14/32	100	91,243
4.75%, 02/26/29(b)	255	249,077
5.15%, 03/01/43(b)	100	84,308
5.50%, 03/01/33	105	100,362
5.75%, 03/01/34(b)	110	105,109
6.13%, 06/15/30	255	254,392
6.50%, 06/15/33	230	226,637
		2,033,803
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	201	188,890
4.13%, 04/30/31(a)(b)	166	153,747
5.13%, 02/01/28(b)	89	88,616
		431,253
Insurance — 0.9%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	305	314,229
Assurant Inc., 7.00%, 03/27/48(b)(c)	170	173,641

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(c)	$220	$215,352
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(c)	227	237,216
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(c)	220	214,085
4.30%, 02/01/61(a)	290	178,021
7.80%, 03/07/87(a)	150	175,217
Nassau Companies of New York (The), 7.88%, 07/15/30(a)	130	131,240
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	180	172,711
5.88%, 08/01/32(a)	475	476,313
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(c)(e)	145	144,560
		2,432,585
Internet — 2.0%
Cogent Communications Group LLC/Cogent Finance Inc., 6.50%, 07/01/32(a)	275	269,495
Gen Digital Inc.
6.25%, 04/01/33(a)	395	402,694
6.75%, 09/30/27(a)	276	280,535
7.13%, 09/30/30(a)(b)	265	273,867
Getty Images Inc., 11.25%, 02/21/30(a)(b)	240	229,800
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	300	281,578
5.25%, 12/01/27(a)	235	234,125
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	185	165,536
4.13%, 08/01/30(a)(b)	181	168,805
4.63%, 06/01/28(a)	190	185,633
5.00%, 12/15/27(a)	181	179,621
5.63%, 02/15/29(a)(b)	140	139,561
Rakuten Group Inc.
9.75%, 04/15/29(a)	795	870,459
11.25%, 02/15/27(a)	685	742,369
Snap Inc., 6.88%, 03/01/33(a)	600	615,211
Wayfair LLC
7.25%, 10/31/29(a)(b)	295	300,158
7.75%, 09/15/30(a)(b)	265	271,597
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	200	186,076
		5,797,120
Iron & Steel — 1.7%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	305	304,960
Carpenter Technology Corp.
6.38%, 07/15/28	132	132,505
7.63%, 03/15/30(b)	120	123,827
Champion Iron Canada Inc., 7.88%, 07/15/32(a)	200	204,270
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	158	148,914
4.88%, 03/01/31(a)	101	89,622
5.88%, 06/01/27(b)	238	238,174
6.75%, 04/15/30(a)(b)	248	246,695
6.88%, 11/01/29(a)(b)	380	380,181
7.00%, 03/15/32(a)(b)	584	569,756
7.38%, 05/01/33(a)(b)	380	369,954
7.50%, 09/15/31(a)	255	254,539
Commercial Metals Co.
3.88%, 02/15/31	95	87,486
4.13%, 01/15/30	125	118,657
Security	Par (000)	Value
Iron & Steel (continued)
4.38%, 03/15/32	$140	$129,655
Mineral Resources Ltd.
8.00%, 11/01/27(a)	215	218,563
8.13%, 05/01/27(a)(b)	190	190,560
8.50%, 05/01/30(a)(b)	270	276,382
9.25%, 10/01/28(a)	467	488,086
U.S. Steel Corp.
6.65%, 06/01/37	87	90,909
6.88%, 03/01/29	128	128,770
		4,792,465
Leisure Time — 1.8%
Acushnet Co., 7.38%, 10/15/28(a)	165	171,895
Amer Sports Co., 6.75%, 02/16/31(a)(b)	315	327,570
Carnival Corp.
5.75%, 03/01/27(a)	95	95,948
5.75%, 03/15/30(a)	385	390,508
5.75%, 08/01/32(a)	775	780,247
5.88%, 06/15/31(a)	395	400,925
6.00%, 05/01/29(a)(b)	780	786,917
6.13%, 02/15/33(a)	770	783,661
Life Time Inc., 6.00%, 11/15/31(a)	205	206,513
NCL Corp. Ltd.
5.88%, 02/15/27(a)	300	300,889
8.13%, 01/15/29(a)	332	348,779
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	154	152,978
VOC Escrow Ltd., 5.00%, 02/15/28(a)	273	270,520
		5,017,350
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27	375	371,561
4.75%, 06/15/31(a)	347	330,516
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	410	422,123
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	580	522,943
3.75%, 05/01/29(a)	303	288,642
4.00%, 05/01/31(a)	464	432,949
4.88%, 01/15/30	421	415,220
5.75%, 05/01/28(a)	155	154,946
5.75%, 09/15/33(a)	370	370,352
5.88%, 04/01/29(a)	240	243,888
5.88%, 03/15/33(a)(b)	368	370,761
6.13%, 04/01/32(a)	140	142,779
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(a)	378	382,243
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	175	174,818
MGM Resorts International
4.63%, 09/01/26	110	109,580
4.75%, 10/15/28(b)	273	269,387
5.50%, 04/15/27	290	291,013
6.13%, 09/15/29(b)	375	380,141
6.50%, 04/15/32(b)	252	255,963
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	265	254,451
4.63%, 03/01/30(a)(b)	134	128,418
6.00%, 04/01/27	145	146,108
6.63%, 07/31/26(a)	193	194,421
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)	235	228,048

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	$375	$374,311
		7,255,582
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28(a)	140	133,057
BWX Technologies Inc.
4.13%, 06/30/28(a)	158	152,910
4.13%, 04/15/29(a)	163	156,453
Chart Industries Inc., 7.50%, 01/01/30(a)	590	618,043
Esab Corp., 6.25%, 04/15/29(a)	300	306,528
Mueller Water Products Inc., 4.00%, 06/15/29(a)	185	176,703
Terex Corp.
5.00%, 05/15/29(a)(b)	267	260,611
6.25%, 10/15/32(a)(b)	255	255,397
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	351	341,346
		2,401,048
Manufacturing — 0.6%
Amsted Industries Inc.
4.63%, 05/15/30(a)	189	181,005
6.38%, 03/15/33(a)	170	172,713
Axon Enterprise Inc.
6.13%, 03/15/30(a)	316	322,731
6.25%, 03/15/33(a)	335	343,198
Enpro Inc., 6.13%, 06/01/33(a)	195	196,731
Hillenbrand Inc.
3.75%, 03/01/31(b)	115	103,138
6.25%, 02/15/29(b)	145	146,856
Trinity Industries Inc., 7.75%, 07/15/28(a)	260	270,690
		1,737,062
Media — 5.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	688	628,421
4.25%, 01/15/34(a)(b)	479	412,731
4.50%, 08/15/30(a)	595	556,694
4.50%, 05/01/32	624	566,195
4.50%, 06/01/33(a)(b)	390	346,217
4.75%, 03/01/30(a)(b)	675	641,381
4.75%, 02/01/32(a)(b)	260	240,334
5.00%, 02/01/28(a)	567	556,386
5.13%, 05/01/27(a)	755	748,819
5.38%, 06/01/29(a)	271	266,171
6.38%, 09/01/29(a)	364	367,346
7.38%, 03/01/31(a)(b)	222	228,227
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	325	316,449
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	1,259	1,252,080
10.00%, 02/15/31(a)	810	781,145
Discovery Communications LLC
3.63%, 05/15/30	150	132,872
3.95%, 03/20/28	500	481,250
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	425	413,076
5.63%, 07/15/27(a)	672	670,696
Paramount Global
6.25%, 02/28/57(c)	265	255,394
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(c)	415	408,774
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	290	283,485
3.88%, 09/01/31(a)(b)	603	531,981
Security	Par (000)	Value
Media (continued)
4.00%, 07/15/28(a)	$805	$766,189
4.13%, 07/01/30(a)(b)	487	444,258
5.00%, 08/01/27(a)	614	607,321
5.50%, 07/01/29(a)(b)	524	517,487
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	497	468,472
TEGNA Inc.
4.63%, 03/15/28(b)	400	388,287
5.00%, 09/15/29(b)	454	436,401
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	285	265,010
5.50%, 05/15/29(a)	455	444,785
VZ Secured Financing BV, 5.00%, 01/15/32(a)	630	554,049
Ziggo BV, 4.88%, 01/15/30(a)	375	346,414
		16,324,797
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	135	133,595
6.38%, 06/15/30(a)(b)	195	197,947
Vallourec SACA, 7.50%, 04/15/32(a)	345	365,246
		696,788
Mining — 1.6%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	225	214,429
7.13%, 03/15/31(a)	235	245,005
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	220	222,426
6.38%, 09/15/32(a)	160	162,237
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	291	308,462
Constellium SE
3.75%, 04/15/29(a)	165	154,853
5.63%, 06/15/28(a)	115	113,652
6.38%, 08/15/32(a)	165	167,226
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	595	557,456
4.50%, 09/15/27(a)	250	246,405
5.88%, 04/15/30(a)	302	305,784
6.13%, 04/15/32(a)(b)	262	267,160
Novelis Corp.
3.25%, 11/15/26(a)	220	216,433
3.88%, 08/15/31(a)	319	286,136
4.75%, 01/30/30(a)	635	608,270
6.88%, 01/30/30(a)(b)	292	300,890
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	120	123,998
		4,500,822
Office & Business Equipment — 0.1%
Xerox Corp., 10.25%, 10/15/30(a)	185	190,211
Zebra Technologies Corp., 6.50%, 06/01/32(a)	222	227,545
		417,756
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	189	186,162
Oil & Gas — 5.9%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/33(a)	235	238,256
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	123	122,560
6.63%, 10/15/32(a)	230	233,958
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	216	208,886

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.50%, 04/30/30(a)(b)	$280	$284,940
Chord Energy Corp., 6.75%, 03/15/33(a)	320	326,407
Civitas Resources Inc.
5.00%, 10/15/26(a)	117	115,712
8.38%, 07/01/28(a)	549	564,551
8.63%, 11/01/30(a)(b)	315	321,374
8.75%, 07/01/31(a)	550	556,786
9.63%, 06/15/33(a)	290	298,288
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	180	179,903
7.25%, 03/01/32(a)	270	278,372
7.38%, 01/15/31(a)(b)	185	190,668
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	408	390,323
7.63%, 04/01/32(a)	463	452,447
8.38%, 01/15/34(a)	200	197,951
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	205	213,660
Energean PLC, 6.50%, 04/30/27(a)	135	132,638
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	197	193,510
6.00%, 04/15/30(a)	153	150,451
6.00%, 02/01/31(a)	262	252,377
6.25%, 11/01/28(a)	258	258,996
6.25%, 04/15/32(a)	149	143,037
6.88%, 05/15/34(a)	152	146,359
7.25%, 02/15/35(a)	406	395,674
8.38%, 11/01/33(a)	255	266,098
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	315	324,737
Matador Resources Co.
6.25%, 04/15/33(a)(b)	320	317,020
6.50%, 04/15/32(a)	356	357,050
6.88%, 04/15/28(a)	171	173,800
MEG Energy Corp., 5.88%, 02/01/29(a)	258	258,033
Murphy Oil Corp.
5.88%, 12/01/42(b)	100	81,703
6.00%, 10/01/32(b)	260	249,504
Noble Finance II LLC, 8.00%, 04/15/30(a)	521	531,403
Parkland Corp.
4.50%, 10/01/29(a)(b)	273	263,022
4.63%, 05/01/30(a)	330	316,462
5.88%, 07/15/27(a)	240	240,204
6.63%, 08/15/32(a)(b)	151	154,342
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	253	243,477
7.88%, 09/15/30(a)	210	191,528
9.88%, 03/15/30(a)	330	327,098
Permian Resources Operating LLC
5.88%, 07/01/29(a)	300	300,183
6.25%, 02/01/33(a)	430	432,558
7.00%, 01/15/32(a)	395	407,885
8.00%, 04/15/27(a)	170	173,828
9.88%, 07/15/31(a)	93	101,238
Range Resources Corp.
4.75%, 02/15/30(a)	218	211,910
8.25%, 01/15/29	175	179,433
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	235	240,053
SM Energy Co.
6.50%, 07/15/28	100	100,621
6.63%, 01/15/27	168	167,627
6.75%, 09/15/26	95	95,213
Security	Par (000)	Value
Oil & Gas (continued)
6.75%, 08/01/29(a)	$310	$310,245
7.00%, 08/01/32(a)(b)	295	292,115
Sunoco LP
6.25%, 07/01/33(a)	380	384,864
7.00%, 05/01/29(a)	245	253,592
7.25%, 05/01/32(a)	291	304,967
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	307	297,574
4.50%, 04/30/30	328	314,494
5.88%, 03/15/28	115	114,687
6.00%, 04/15/27	260	259,827
7.00%, 09/15/28(a)	218	224,538
Valaris Ltd., 8.38%, 04/30/30(a)	451	465,833
		16,776,850
Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	237	236,986
6.63%, 09/01/32(a)	299	303,433
6.88%, 04/01/27(a)	165	165,090
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	160	160,379
Enerflex Ltd., 9.00%, 10/15/27(a)	166	170,941
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)	140	146,192
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	304	311,339
Oceaneering International Inc., 6.00%, 02/01/28	110	110,639
TGS ASA, 8.50%, 01/15/30(a)	235	239,428
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	340	339,918
7.13%, 03/15/29(a)	330	337,344
Weatherford International Ltd., 8.63%, 04/30/30(a)	580	595,841
		3,117,530
Packaging & Containers — 2.1%
Ball Corp.
2.88%, 08/15/30	467	419,502
3.13%, 09/15/31(b)	315	281,938
6.00%, 06/15/29(b)	390	396,934
6.88%, 03/15/28	280	285,797
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)	190	185,783
Cascades Inc/Cascades USA Inc., 6.75%, 07/15/30(a)(b)	185	184,567
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	185	187,193
6.75%, 04/15/32(a)(b)	540	553,127
6.88%, 01/15/30(a)(b)	185	189,187
Crown Americas LLC
5.25%, 04/01/30(b)	190	192,073
5.88%, 06/01/33(a)	275	275,511
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	123	121,742
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	160	165,047
Graphic Packaging International LLC
3.50%, 03/15/28(a)	195	185,557
3.50%, 03/01/29(a)	105	98,441
3.75%, 02/01/30(a)	170	158,883
4.75%, 07/15/27(a)	115	112,797
6.38%, 07/15/32(a)(b)	225	227,714
OI European Group BV, 4.75%, 02/15/30(a)(b)	185	175,289

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Sealed Air Corp.
4.00%, 12/01/27(a)	$141	$136,896
5.00%, 04/15/29(a)(b)	190	187,412
6.50%, 07/15/32(a)(b)	145	149,341
6.88%, 07/15/33(a)	192	205,242
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	245	247,342
7.25%, 02/15/31(a)	200	207,881
Silgan Holdings Inc., 4.13%, 02/01/28	244	237,002
TriMas Corp., 4.13%, 04/15/29(a)	180	172,692
		5,940,890
Pharmaceuticals — 1.1%
180 Medical Inc., 3.88%, 10/15/29(a)	215	203,552
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(c)	302	302,250
7.00%, 03/10/55, (5-year CMT + 2.886%)(c)	870	895,091
HLF Financing SARL LLC/Herbalife International Inc., 12.25%, 04/15/29(a)(b)	302	327,278
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	610	590,100
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	780	738,277
6.75%, 05/15/34(a)	215	202,740
		3,259,288
Pipelines — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	240	237,982
5.75%, 03/01/27(a)	270	270,114
5.75%, 01/15/28(a)(b)	292	291,550
6.63%, 02/01/32(a)	257	264,186
Buckeye Partners LP
3.95%, 12/01/26	270	265,458
4.13%, 12/01/27	121	118,019
4.50%, 03/01/28(a)	160	156,183
5.60%, 10/15/44	90	75,899
5.85%, 11/15/43	185	164,474
6.75%, 02/01/30(a)	218	225,685
6.88%, 07/01/29(a)	255	262,495
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	185	174,762
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	566	552,935
7.50%, 12/15/33(a)	215	228,967
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(c)	190	194,829
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(c)	251	267,387
Excelerate Energy LP, 8.00%, 05/15/30(a)	115	120,388
Harvest Midstream I LP
7.50%, 09/01/28(a)(b)	305	308,712
7.50%, 05/15/32(a)	220	228,676
Hess Midstream Operations LP
4.25%, 02/15/30(a)	312	301,888
5.13%, 06/15/28(a)	209	207,923
5.50%, 10/15/30(a)(b)	140	140,609
5.88%, 03/01/28(a)	335	340,515
6.50%, 06/01/29(a)	186	191,599
Kinetik Holdings LP
5.88%, 06/15/30(a)	405	405,328
6.63%, 12/15/28(a)	435	444,880
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	247	251,476
Security	Par (000)	Value
Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/27	$228	$229,155
6.38%, 10/01/30	230	236,945
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	105	101,008
4.95%, 07/15/29(a)	235	230,409
6.75%, 03/15/33(a)	175	181,790
6.88%, 04/15/40(a)	225	226,484
7.50%, 07/15/38(a)	85	87,447
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(c)	192	199,476
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(c)	120	123,934
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	500	436,267
6.25%, 01/15/30(a)	325	333,778
3.88%, 08/15/29(a)	511	482,347
4.13%, 08/15/31(a)	505	466,462
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	593	601,311
8.13%, 06/01/28(a)	907	939,029
8.38%, 06/01/31(a)(b)	900	930,922
9.50%, 02/01/29(a)	1,177	1,283,612
9.88%, 02/01/32(a)(b)	607	654,919
Venture Global Plaquemines LNG LLC.
6.50%, 01/15/34(a)	470	483,513
6.75%, 01/15/36(a)	495	509,209
		15,430,936
Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	238	239,806
8.88%, 09/01/31(a)(b)	140	150,046
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	180	190,295
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	233	222,109
4.38%, 02/01/31(a)	270	248,490
5.38%, 08/01/28(a)	242	240,515
Newmark Group Inc., 7.50%, 01/12/29	215	228,188
		1,519,449
Real Estate Investment Trusts — 3.4%
Arbor Realty SR Inc., 7.88%, 07/15/30(a)	160	163,391
Brandywine Operating Partnership LP
3.95%, 11/15/27	173	167,011
4.55%, 10/01/29	110	103,408
8.30%, 03/15/28	140	148,537
8.88%, 04/12/29	255	273,421
Global Net Lease Inc., 4.50%, 09/30/28(a)(b)	218	209,688
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	165	157,262
Iron Mountain Inc.
4.50%, 02/15/31(a)	408	385,850
4.88%, 09/15/27(a)	370	367,192
4.88%, 09/15/29(a)	367	358,840
5.00%, 07/15/28(a)	197	194,980
5.25%, 03/15/28(a)	273	271,611
5.25%, 07/15/30(a)	500	491,366
5.63%, 07/15/32(a)	256	252,662
6.25%, 01/15/33(a)	455	462,770
7.00%, 02/15/29(a)	400	410,910

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	$285	$271,976
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	205	201,213
4.75%, 06/15/29(a)	270	262,120
7.00%, 07/15/31(a)	185	193,754
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	298	286,660
5.88%, 10/01/28(a)	290	288,870
7.00%, 02/01/30(a)	190	194,579
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	190	184,783
4.75%, 10/15/27	300	296,769
6.50%, 04/01/32(a)(b)	392	400,293
6.50%, 06/15/33(a)(b)	240	245,779
7.25%, 07/15/28(a)	143	147,467
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	158	147,454
SBA Communications Corp.
3.13%, 02/01/29	614	572,269
3.88%, 02/15/27	592	581,773
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	188	184,787
6.00%, 04/15/30(a)	145	146,424
6.50%, 07/01/30(a)(b)	175	180,001
6.50%, 10/15/30(a)	195	200,716
7.25%, 04/01/29(a)	225	235,314
Vornado Realty LP, 3.40%, 06/01/31	155	135,920
		9,777,820
Retail — 4.6%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	315	298,058
3.88%, 01/15/28(a)	605	583,549
5.63%, 09/15/29(a)	213	214,271
6.13%, 06/15/29(a)	468	478,330
Academy Ltd., 6.00%, 11/15/27(a)	185	184,609
Advance Auto Parts Inc.
1.75%, 10/01/27	105	96,666
3.50%, 03/15/32(b)	159	135,831
3.90%, 04/15/30	210	190,424
5.95%, 03/09/28	89	89,406
7.00%, 08/01/30(a)	110	110,560
7.38%, 08/01/33(a)	125	125,670
Asbury Automotive Group Inc.
4.50%, 03/01/28	140	137,672
4.63%, 11/15/29(a)(b)	315	302,670
4.75%, 03/01/30	160	153,667
5.00%, 02/15/32(a)	260	245,935
Bath & Body Works Inc.
5.25%, 02/01/28(b)	190	190,096
6.63%, 10/01/30(a)(b)	320	327,549
6.69%, 01/15/27	92	94,310
6.75%, 07/01/36(b)	180	182,168
6.88%, 11/01/35	332	341,622
7.50%, 06/15/29	174	177,725
Brinker International Inc., 8.25%, 07/15/30(a)	130	137,900
FirstCash Inc.
4.63%, 09/01/28(a)	195	190,652
5.63%, 01/01/30(a)	215	212,774
6.88%, 03/01/32(a)(b)	170	174,268
Security	Par (000)	Value
Retail (continued)
Gap Inc. (The)
3.63%, 10/01/29(a)	$295	$272,227
3.88%, 10/01/31(a)	281	249,715
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	280	269,968
6.38%, 01/15/30(a)	195	198,620
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	220	218,907
Kohl's Corp., 10.00%, 06/01/30(a)	160	166,179
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	306	288,322
4.38%, 01/15/31(a)(b)	215	202,238
4.63%, 12/15/27(a)	133	130,937
Macy's Retail Holdings LLC
4.30%, 02/15/43	80	52,948
4.50%, 12/15/34	118	95,523
5.13%, 01/15/42	74	51,883
5.88%, 03/15/30(a)(b)	41	40,480
6.13%, 03/15/32(a)(b)	151	144,578
7.38%, 08/01/33(a)	185	185,705
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	198	181,853
4.75%, 09/15/29	197	192,618
5.63%, 05/01/27	108	107,864
Nordstrom Inc.
4.00%, 03/15/27(b)	90	88,046
4.25%, 08/01/31	136	117,840
4.38%, 04/01/30	210	190,411
5.00%, 01/15/44	390	262,275
6.95%, 03/15/28(b)	120	123,136
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	220	208,248
QXO Building Products Inc., 6.75%, 04/30/32(a)	880	906,201
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	231	237,083
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	242	232,735
4.88%, 11/15/31(a)(b)	196	184,728
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	255	243,267
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	105	103,418
Yum! Brands Inc.
3.63%, 03/15/31	434	400,027
4.63%, 01/31/32	325	311,120
4.75%, 01/15/30(a)	338	333,139
5.35%, 11/01/43	80	75,282
5.38%, 04/01/32	386	383,910
6.88%, 11/15/37	145	155,878
		12,983,691
Semiconductors — 0.8%
Amkor Technology Inc., 6.63%, 09/15/27(a)	116	115,862
Entegris Inc.
3.63%, 05/01/29(a)	118	110,710
4.38%, 04/15/28(a)	135	131,544
4.75%, 04/15/29(a)	639	625,923
5.95%, 06/15/30(a)(b)	353	356,162
Kioxia Holdings Corp.
6.25%, 07/24/30	300	298,889
6.63%, 07/24/33(a)	300	296,857
ON Semiconductor Corp., 3.88%, 09/01/28(a)	300	289,905

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Synaptics Inc., 4.00%, 06/15/29(a)	$185	$174,656
		2,400,508
Software — 1.2%
Elastic NV, 4.13%, 07/15/29(a)	250	237,768
Fair Isaac Corp.
4.00%, 06/15/28(a)	377	364,108
6.00%, 05/15/33(a)(b)	565	567,653
Open Text Corp.
3.88%, 02/15/28(a)	371	357,091
3.88%, 12/01/29(a)	259	242,435
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	367	343,992
4.13%, 12/01/31(a)	273	248,444
PTC Inc., 4.00%, 02/15/28(a)	225	219,238
RingCentral Inc., 8.50%, 08/15/30(a)(b)	148	157,246
ROBLOX Corp., 3.88%, 05/01/30(a)	415	390,622
Twilio Inc.
3.63%, 03/15/29	180	170,476
3.88%, 03/15/31(b)	205	190,487
		3,489,560
Telecommunications — 3.3%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(c)	415	422,226
7.00%, 09/15/55, (5-year CMT + 2.363%)(c)	490	497,296
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(c)	180	177,062
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(c)	205	192,050
Ciena Corp., 4.00%, 01/31/30(a)	174	164,411
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)	205	198,581
Series 2034, 6.00%, 09/30/34(a)	170	160,573
Series 2036, 7.20%, 07/18/36(a)	145	143,579
Series 2038, 7.72%, 06/04/38(a)	220	218,908
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	110	114,483
Millicom International Cellular SA
4.50%, 04/27/31(a)	235	216,531
5.13%, 01/15/28(a)	122	121,393
6.25%, 03/25/29(a)	212	211,657
7.38%, 04/02/32(a)	200	205,454
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(c)	232	228,709
7.00%, 04/15/55, (5-year CMT + 2.653%)(c)	430	439,620
7.13%, 04/15/55, (5-year CMT + 2.620%)(c)	410	419,554
Telecom Italia Capital SA
6.00%, 09/30/34	231	229,054
6.38%, 11/15/33	165	170,658
7.20%, 07/18/36	200	209,680
7.72%, 06/04/38	161	173,448
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.709%)(c)	245	248,102
7.00%, 10/15/55, (1-day SOFR + 1.350%)(b)(c)	345	349,284
U.S. Cellular Corp., 6.70%, 12/15/33	160	167,982
Viasat Inc., 5.63%, 04/15/27(a)	257	255,758
Viavi Solutions Inc., 3.75%, 10/01/29(a)	155	143,343
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	600	546,679
4.75%, 07/15/31(a)	580	536,599
7.75%, 04/15/32(a)	315	328,137
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(c)	150	145,899
Security	Par (000)	Value
Telecommunications (continued)
4.13%, 06/04/81, (5-year CMT + 2.767%)(c)	$410	$377,578
5.13%, 06/04/81, (5-year CMT + 3.073%)(c)	360	277,589
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(c)	774	808,825
Zegona Finance PLC, 8.63%, 07/15/29(a)	270	287,415
		9,388,117
Transportation — 0.7%
Danaos Corp., 8.50%, 03/01/28(a)	80	81,572
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	265	249,918
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	300	303,458
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	353	354,951
RXO Inc., 7.50%, 11/15/27(a)	150	152,478
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	220	231,075
XPO CNW Inc., 6.70%, 05/01/34	88	91,520
XPO Inc.
7.13%, 06/01/31(a)(b)	197	203,801
7.13%, 02/01/32(a)(b)	246	255,713
		1,924,486
Trucking & Leasing — 0.5%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	392	391,054
5.88%, 04/15/33(a)(b)	200	198,208
7.00%, 05/01/31(a)(b)	209	216,847
7.00%, 06/15/32(a)	307	317,933
7.88%, 12/01/30(a)	225	238,560
		1,362,602
Total Long-Term Investments — 98.0% (Cost: $276,941,777)		278,917,597
	Shares
Short-Term Securities
Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	42,349,851	42,366,791
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	4,070,000	4,070,000
Total Short-Term Securities — 16.3% (Cost: $46,417,815)		46,436,791
Total Investments — 114.3% (Cost: $323,359,592)		325,354,388
Liabilities in Excess of Other Assets — (14.3)%		(40,639,856)
Net Assets — 100.0%		$284,714,532

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,422,970	$—	$(18,033,064)(a)	$(4,907)	$(18,208)	$42,366,791	42,349,851	$112,723 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	830,000	3,240,000 (a)	—	—	—	4,070,000	4,070,000	70,441	—
				$(4,907)	$(18,208)	$46,436,791		$183,164	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$278,917,597	$—	$278,917,597
Short-Term Securities
Money Market Funds	46,436,791	—	—	46,436,791
	$46,436,791	$278,917,597	$—	$325,354,388

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® BB Rated Corporate Bond ETF